Real Estate Real Estate Values (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Land	$ 4,367,816	$ 4,110,275
Depreciable property Abstract
Investment Building and Building Improvements	14,262,616	13,995,121
Fixtures and Equipment, Gross	1,292,124	1,231,391
Development in Process	160,190	130,337
Land Available for Development	325,200	235,247
Investment in real estate	20,407,946	19,702,371
Real Estate Investment Property, Accumulated Depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	15,868,363	15,365,014
Projects under development [Member]
Depreciable property Abstract
Land Under Development	75,646	28,260
Development in Process	84,544	102,077
Land held for development [Member]
Depreciable property Abstract
Development in Process	26,104	36,782
Land Available for Development	$ 299,096	$ 198,465